Equity - Schedule of Dividends (Parentheticals) (Details)	12 Months Ended
Jun. 30, 2026
Schedule of Dividends [Abstract]
Appropriation to legal reserve net income	5.00%
Mandatory minimum dividends of adjusted net income	25.00%